Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,847	$ 16,190
Accumulated depreciation	(10,598)	(6,872)
Total property and equipment, net of depreciation	8,249	9,318
Assets not in service	425	697
Total property and equipment, net	8,674	10,015
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	12,030	10,454
Quantum Computer [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,614	3,614
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,432	1,221
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	390	217
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,381	$ 684